Quarterly Holdings Report
for
Fidelity Managed Retirement 2025 Fund℠
October 31, 2025
RW42-NPRT1-1225
1.867292.118
Bond Funds - 57.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	401,878	4,022,797
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	434,645	3,398,927
Fidelity Series Corporate Bond Fund (a)	399,644	3,804,611
Fidelity Series Emerging Markets Debt Fund (a)	36,503	311,010
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,778	77,162
Fidelity Series Floating Rate High Income Fund (a)	6,353	55,967
Fidelity Series Government Bond Index Fund (a)	685,655	6,349,162
Fidelity Series High Income Fund (a)	6,267	56,030
Fidelity Series International Credit Fund (a)	1,713	14,664
Fidelity Series International Developed Markets Bond Index Fund (a)	314,103	2,754,687
Fidelity Series Investment Grade Bond Fund (a)	577,700	5,909,877
Fidelity Series Investment Grade Securitized Fund (a)	396,972	3,624,359
Fidelity Series Long-Term Treasury Bond Index Fund (a)	374,790	2,065,095
Fidelity Series Real Estate Income Fund (a)	5,428	55,472
TOTAL BOND FUNDS (Cost $34,838,427)		32,499,820

Domestic Equity Funds - 21.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	121,781	2,837,495
Fidelity Series Commodity Strategy Fund (a)	1,357	129,157
Fidelity Series Large Cap Growth Index Fund (a)	58,833	1,813,220
Fidelity Series Large Cap Stock Fund (a)	67,784	1,829,489
Fidelity Series Large Cap Value Index Fund (a)	187,100	3,416,445
Fidelity Series Small Cap Core Fund (a)	45,856	612,183
Fidelity Series Small Cap Opportunities Fund (a)	21,308	340,070
Fidelity Series Value Discovery Fund (a)	71,503	1,223,415
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,491,165)		12,201,474

International Equity Funds - 20.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	54,303	1,025,789
Fidelity Series Emerging Markets Fund (a)	64,694	774,387
Fidelity Series Emerging Markets Opportunities Fund (a)	124,616	3,102,936
Fidelity Series International Growth Fund (a)	81,817	1,709,970
Fidelity Series International Index Fund (a)	42,835	647,236
Fidelity Series International Small Cap Fund (a)	33,583	671,988
Fidelity Series International Value Fund (a)	104,399	1,712,146
Fidelity Series Overseas Fund (a)	105,037	1,714,207
Fidelity Series Select International Small Cap Fund (a)	3,967	54,389
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,720,953)		11,413,048

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	274	2,766
Fidelity Series Treasury Bill Index Fund (a)	5,411	53,841
TOTAL SHORT-TERM FUNDS (Cost $56,446)		56,607

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $30,168)	4.21	30,168	30,168

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $50,137,159)	56,201,117
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19,733)
NET ASSETS - 100.0%	56,181,384

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,914,156	363,799	275,089	33,875	896	19,035	4,022,797	401,878
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,461,172	97,319	246,022	31,263	(22,477)	108,935	3,398,927	434,645
Fidelity Series Blue Chip Growth Fund	2,774,554	180,059	320,743	74,476	37,057	166,568	2,837,495	121,781
Fidelity Series Canada Fund	787,720	278,533	66,303	-	22	25,817	1,025,789	54,303
Fidelity Series Commodity Strategy Fund	126,036	9,333	13,132	1,890	467	6,453	129,157	1,357
Fidelity Series Corporate Bond Fund	3,744,154	274,873	277,202	44,323	2,341	60,445	3,804,611	399,644
Fidelity Series Emerging Markets Debt Fund	309,826	9,872	21,708	4,521	22	12,998	311,010	36,503
Fidelity Series Emerging Markets Debt Local Currency Fund	81,763	1,362	9,450	-	(14)	3,501	77,162	7,778
Fidelity Series Emerging Markets Fund	715,258	62,741	108,972	-	19,585	85,775	774,387	64,694
Fidelity Series Emerging Markets Opportunities Fund	2,864,256	235,648	401,962	-	64,803	340,191	3,102,936	124,616
Fidelity Series Floating Rate High Income Fund	55,408	4,748	3,938	1,126	(4)	(247)	55,967	6,353
Fidelity Series Government Bond Index Fund	6,168,559	552,273	465,185	58,325	2,190	91,325	6,349,162	685,655
Fidelity Series Government Money Market Fund	252,851	268,773	491,456	2,556	-	-	30,168	30,168
Fidelity Series High Income Fund	56,097	2,975	3,938	931	19	877	56,030	6,267
Fidelity Series International Credit Fund	14,283	142	-	142	-	239	14,664	1,713
Fidelity Series International Developed Markets Bond Index Fund	2,763,002	150,026	193,112	11,970	84	34,687	2,754,687	314,103
Fidelity Series International Growth Fund	1,747,936	37,342	200,741	-	25,240	100,193	1,709,970	81,817
Fidelity Series International Index Fund	659,019	12,969	78,156	-	22,390	31,014	647,236	42,835
Fidelity Series International Small Cap Fund	697,929	9,087	53,446	-	7,184	11,234	671,988	33,583
Fidelity Series International Value Fund	1,880,433	34,213	345,232	-	107,910	34,822	1,712,146	104,399
Fidelity Series Investment Grade Bond Fund	5,770,324	469,239	437,629	62,203	3,108	104,835	5,909,877	577,700
Fidelity Series Investment Grade Securitized Fund	3,558,281	248,619	269,360	40,903	2,512	84,307	3,624,359	396,972
Fidelity Series Large Cap Growth Index Fund	1,772,197	62,858	198,851	-	75,561	101,455	1,813,220	58,833
Fidelity Series Large Cap Stock Fund	1,635,823	308,265	134,631	89,328	1,419	18,613	1,829,489	67,784
Fidelity Series Large Cap Value Index Fund	3,302,408	243,512	301,970	-	8,130	164,365	3,416,445	187,100
Fidelity Series Long-Term Treasury Bond Index Fund	2,314,023	98,309	429,573	21,362	(43,830)	126,166	2,065,095	374,790
Fidelity Series Overseas Fund	1,749,703	42,905	140,209	-	26,240	35,568	1,714,207	105,037
Fidelity Series Real Estate Income Fund	55,059	3,738	3,938	793	22	591	55,472	5,428
Fidelity Series Select International Small Cap Fund	53,389	-	1,356	-	123	2,233	54,389	3,967
Fidelity Series Short-Term Credit Fund	2,723	29	-	30	-	14	2,766	274
Fidelity Series Small Cap Core Fund	734,654	5,698	212,005	-	12,390	71,446	612,183	45,856
Fidelity Series Small Cap Opportunities Fund	338,049	10,150	31,665	5,963	3,141	20,395	340,070	21,308
Fidelity Series Treasury Bill Index Fund	848,144	61,702	856,858	7,670	256	597	53,841	5,411
Fidelity Series Value Discovery Fund	1,180,974	69,411	97,009	-	2,253	67,786	1,223,415	71,503
	56,390,163	4,210,522	6,690,841	493,650	359,040	1,932,233	56,201,117

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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